Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 19,655	$ 52,771
Short-term investments	94,942	76,356
Accounts receivable, net	25,622	23,117
Insurance recovery receivable related to legal loss (Note 8)	8,039	0
Prepaid expenses and other current assets	4,736	4,692
Total current assets	152,994	156,936
Property and equipment, net	7,583	7,878
Operating lease right-of-use assets	6,121	8,388
Other intangible assets, net	206	400
Goodwill	5,898	5,898
Other assets	837	820
Total assets	173,639	180,320
Current liabilities:
Accounts payable	3,888	3,994
Accrued expenses	6,533	5,947
Accrued legal loss (Note 8)	11,500	0
Accrued salary and benefits	10,457	9,127
Deferred revenue	5,382	4,296
Operating leases	2,624	2,288
Finance leases	44	42
Total current liabilities	40,428	25,694
Operating leases, non-current	4,231	6,855
Finance leases, non-current	72	116
Other liabilities	801	141
Total liabilities	45,532	32,806
Commitments and contingencies (Note 8)
Stockholders’ equity
Preferred stock $0.005 par value, 100,000 shares authorized and no shares issued and outstanding as of December 31, 2025 and 2024	0	0
Common stock $0.005 par value, 1,000,000 shares authorized as of December 31, 2025 and 2024; 63,264 and 60,329 shares issued and outstanding as of December 31, 2025 and 2024, respectively	317	302
Additional paid-in capital	469,560	444,601
Accumulated other comprehensive income	32	41
Accumulated deficit	(341,802)	(297,430)
Total stockholders’ equity	128,107	147,514
Total liabilities and stockholders’ equity	$ 173,639	$ 180,320